UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Master Fund I, Ltd.

Address:  c/o International Fund Services (Ireland) Limited
          Third Floor, Bishop's Square
          Redmond's Hill, Dublin 2, Ireland


13F File Number: 028-11249

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By: Harbinger Capital Partners Offshore Manager, L.L.C.
By: HMC Investors, L.L.C., Managing Member

By:     Joel B. Piassick
Title:  Executive Vice-President and General Counsel
Phone:  (205) 987-5596


Signature, Place and Date of Signing:


/s/ Joel B. Piassick              Birmingham, AL            November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

     -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total:  $4,829,736
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number               Name

1.    028-10751              HMC Investors, L.L.C.
2.    028-11250              Harbinger Capital Partners Offshore Manager, L.L.C.
----  -----------------      ---------------------------------------------------

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

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6      COLUMN 7      COLUMN 8

                                                            VALUE    SHRS OR    SH/ PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION     MNGRS   SOLE    SHARED NONE
ALPHA NATURAL RESOURCES INC   COM               02076X102   12,534      296,667 SH        SHARED-DEFINED  1,2     296,667  0     0
ASHLAND INC NEW               COM               044209104    9,335      337,630 SH        SHARED-DEFINED  1,2     337,630  0     0
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW           049164205  294,052    7,294,776 SH        SHARED-DEFINED  1,2   7,294,776  0     0
AUGUSTA RES CORP              COM NEW           050912203   41,861   11,775,381 SH        SHARED-DEFINED  1,2  11,775,381  0     0
BANK MONTREAL QUE             COM               063671101    4,559      105,600 SH        SHARED-DEFINED  1,2     105,600  0     0
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109  383,928   15,259,450 SH        SHARED-DEFINED  1,2  15,259,450  0     0
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109    3,389      134,700 SH  CALL  SHARED-DEFINED  1,2     134,700  0     0
CALPINE CORP                  COM NEW           131347304  924,860   71,143,088 SH        SHARED-DEFINED  1,2  71,143,088  0     0
CLEVELAND CLIFFS INC          COM               185896107  469,859    9,000,000 SH        SHARED-DEFINED  1,2   9,000,000  0     0
CONSTELLATION ENERGY GROUP I  COM               210371100   75,657    2,812,397 SH        SHARED-DEFINED  1,2   2,812,397  0     0
GENERAL MOLY INC              COM               370373102   27,100    6,309,578 SH        SHARED-DEFINED  1,2   6,309,578  0     0
GREEN BUILDERS INC            COM               392744108      690    1,150,000 SH        SHARED-DEFINED  1,2   1,150,000  0     0
HUGHES COMMUNICATIONS INC     COM               444398101   44,228    1,205,119 SH        SHARED-DEFINED  1,2   1,205,119  0     0
LEAP WIRELESS INTL INC        COM NEW           521863308  259,080    6,800,000 SH        SHARED-DEFINED  1,2   6,800,000  0     0
MEDIA GEN INC                 CL A              584404107   32,825    2,705,647 SH        SHARED-DEFINED  1,2   2,705,647  0     0
MEDIVATION INC                COM               58501N101   55,904    2,231,606 SH        SHARED-DEFINED  1,2   2,231,606  0     0
MIRANT CORP NEW               COM NEW           60467R100  277,796   15,265,244 SH        SHARED-DEFINED  1,2  15,265,244  0     0
NAVISTAR INTL CORP NEW        COM               63934E108  379,260    7,000,000 SH        SHARED-DEFINED  1,2   7,000,000  0     0
NEW YORK TIMES CO             CL A              650111107  242,561   16,974,188 SH        SHARED-DEFINED  1,2  16,974,188  0     0
NICOR INC                     COM               654086107   79,195    1,785,676 SH        SHARED-DEFINED  1,2   1,785,676  0     0
NORTHWEST AIRLS CORP          COM               667280408    1,198      126,764 SH        SHARED-DEFINED  1,2     126,764  0     0
OWENS CORNING NEW             COM               690742101  217,647    9,102,746 SH        SHARED-DEFINED  1,2   9,102,746  0     0
OWENS CORNING NEW             *W EXP 10/30/201  690742127      903      475,000 SH        SHARED-DEFINED  1,2     475,000  0     0
RTI INTL METALS INC           COM               74973W107   42,666    2,250,000 SH        SHARED-DEFINED  1,2   2,250,000  0     0
SERACARE LIFE SCIENCES INC D  COM               81747T104   10,976    3,670,843 SH        SHARED-DEFINED  1,2   3,670,843  0     0
SOLUTIA INC                   COM NEW           834376501  298,831   21,345,085 SH        SHARED-DEFINED  1,2  21,345,085  0     0
SOUTHERN UN CO NEW            COM               844030106   26,328    1,279,132 SH        SHARED-DEFINED  1,2   1,279,132  0     0
SPECTRUM BRANDS INC           COM               84762L105    4,913    3,500,000 SH        SHARED-DEFINED  1,2   3,500,000  0     0
SUNOCO INC                    COM               86764P109   23,439      658,775 SH        SHARED-DEFINED  1,2     658,775  0     0
TERRESTAR CORP                COM               881451108   26,910   26,954,795 SH        SHARED-DEFINED  1,2  26,954,795  0     0
PROSHARES TR                  ULTRASHT DOW30    74347R867   76,932    1,250,312 SH        SHARED-DEFINED  1,2   1,250,312  0     0
PROSHARES TR                  ULTRASHRT FINL    74347R628  162,409    1,608,165 SH        SHARED-DEFINED  1,2   1,608,165  0     0
PROSHARES TR                  ULTRASHT SP500    74347R883   87,898    1,250,332 SH        SHARED-DEFINED  1,2   1,250,332  0     0
UNITED STATES OIL FUND LP     UNITS             91232N108  230,013    2,804,700 SH  PUT   SHARED-DEFINED  1,2   2,804,700  0     0




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